Consolidated Statements of Profit or Loss and Other Comprehensive Loss - AUD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
Interest income	$ 20,676	$ 17,117	$ 108,538
Other income	4,485,225	122,729	4,951,167
Intellectual property expenses	(360,026)	(352,922)	(322,097)
General and administration expenses	(6,937,842)	(3,446,139)	(4,308,352)
Research and development expenses	(12,283,848)	(10,098,439)	(12,983,185)
Other operating expenses	(2,227)	(44,217)	(132,965)
Other gains and losses	(297,111)	333,055	349,064
Forfeited options from reserves	65,800	12,016
Loss before income tax expense	(15,309,353)	(13,456,800)	(12,337,830)
Income tax expense
Loss for the year	(15,309,353)	(13,456,800)	(12,337,830)
Other comprehensive loss
Total comprehensive loss for the year	$ (15,309,353)	$ (13,456,800)	$ (12,337,830)
Loss per share (basic and diluted - cents per share) (in Dollars per share and Dollars per share)	$ (0.90)	$ (1.50)	$ (2.00)
Weighted average number of ordinary shares used in computing basic and diluted net loss per share (in Shares)	1,696,876,324	894,872,224	615,772,236